Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets :
Advertising expense in excess of deduction limit	¥ 43,262	¥ 25,473
Accrued expense and other payables	6,615	5,303
Net operating tax loss carry forwards	39,836	31,938
Total deferred tax assets	89,713	62,714
Less: valuation allowance	(89,713)	(62,714)	¥ (48,555)	¥ (39,613)
Net deferred tax assets	¥ 0	¥ 0